Liquidity and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liquidity and Management's Plans
Liquidity and Management's Plans
(2)	Liquidity and Management’s Plans

The Company currently does not generate revenue sufficient to offset operating costs and anticipates such shortfalls to continue as the Company has modified its strategy to a metrics-driven approach through a sustainable and scalable business model, via a digital lead generation and re-engagement strategy. As of June 30, 2024, the Company had net working capital of approximately $2.9 million, primarily due to cash and cash equivalents and restricted cash of $1.2 million, and $1.4 million of net accounts receivable. The Company has raised gross proceeds of $13.7 million between the public offerings that occurred on February 8, 2023, April 24, 2023 and October 3, 2023. Based on its available cash resources, the Company will not have sufficient cash on hand to fund its current operations for more than twelve months from the date of filing this Quarterly Report on Form 10-Q. This condition raises substantial doubt about the Company’s ability to continue as a going concern.

The Company’s anticipated operations include plans to (i) merge with Vyome Therapeutics, Inc and sell certain assets to Biorad, which will continue the operations, for further details see Note 11, (ii) grow sales and operations of the Company with the Lap-Band product line both domestically and internationally as well as to obtain cost savings synergies, (iii) introduce to the market Lap-Band 2.0 FLEX, (iv) continue development of the Diabetes Bloc-Stim Neuromodulation (“DBSN”) device, and (v) prior to such merger, explore and capitalize on synergistic opportunities to expand our portfolio and offer future minimally invasive treatments and therapies in the obesity continuum of care. The Company believes that it has the flexibility to manage the growth of its expenditures and operations depending on the amount of available cash flows, which could include reducing expenditures for marketing and product development activities. If management’s plans do not develop, and the Company does not raise additional cash, at the current burn rate, management expects to run out of cash during the third quarter of 2024.

There can be no assurance as to whether the Company will close the planned transactions or whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development or future commercialization efforts or grant rights to develop and market product candidates or testing products that the Company would otherwise plan to develop.

Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company’s plans do not alleviate substantial doubt about our ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

(3)	Liquidity and Management’s Plans

The Company currently does not generate revenue sufficient to offset operating costs and anticipates such shortfalls to continue, primarily due to the introduction of GLP-1 pharmaceuticals, which has taken a significant market share of the medical treatments for obesity. As of December 31, 2023, the Company had net working capital of approximately $6.5 million, primarily due to cash and cash equivalents and restricted cash of $4.6 million. The Company’s principal source of liquidity as of December 31, 2023, consisted of approximately $4.5 million of cash and cash equivalents, and $1.7 million of accounts receivable. The Company completed multiple public offerings during 2023, which the Company raised over $17.6 million in cash and cash equivalents after deducting underwriting expenses, commissions and offering expenses. Based on our available cash resources, we may not have sufficient cash on hand to fund our current operations for more than 12 months from the date of filing the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2023. This condition raises substantial doubt about our ability to continue as a going concern.

The Company’s anticipated operations include plans to (i) grow sales and operations of the Company with the Lap-Band product line both domestically and internationally as well as to obtain cost savings synergies, (ii) introduce to the market Lap-Band 2.0 FLEX, (iii) continue development of the Diabetes Bloc-Stim Neuromodulation (“DBSN”) device, (vi) identifying strategic merger and acquisition alternatives, (v) seek opportunities to find strategic partners to leverage our intellectual property portfolio and custom development services to provide third-party sales and licensing opportunities, and (vi) explore and capitalize on synergistic opportunities to expand our portfolio and offer future minimally invasive treatments and therapies in the obesity continuum of care. The Company believes that it has the flexibility to manage the growth of its expenditures and operations depending on the amount of available cash flows, which could include reducing expenditures for marketing, and product development activities. If managements’ plans don’t develop, and the Company doesn’t get additional cash raises, at the current burn rate, management expects to run out of cash during the fourth quarter of 2024.

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $635.6 million. The Company also expects to incur a net loss and negative cash flows from operations for 2024.

The Company will be required to raise additional capital, however, there can be no assurance as to whether additional financing will be available on terms acceptable to the Company, if at all. If sufficient funds on acceptable terms are not available when needed, it would have a negative impact on the Company’s financial condition and could force the Company to delay, limit, reduce, or terminate product development or future commercialization efforts or grant rights to develop and market product candidates or testing products that the Company would otherwise plan to develop.

Therefore, the plans cannot be deemed probable of being implemented. As a result, the Company’s plans do not alleviate substantial doubt about our ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

COVID-19 and Supply Chain Disruptions Risk and Uncertainties

The impact of the COVID-19 outbreak has subsided substantially in the U.S. but continues to result in reduced activity levels outside of the U.S., such as continued restrictions on travel and business operations and advising or requiring individuals to limit or forego their time outside of their homes or places of business.

In response to the global supply chain instability and inflationary cost increases, we continue to take action to minimize, as much as possible, any potential adverse impacts by working closely with our suppliers to closely monitor the availability of raw materials, lead times, and freight carrier availability.

We continuously monitor domestic and global economic conditions, potential outbreaks in viruses that may impact the medical field, and introduction of alternative procedures, pharmaceuticals and weight loss trends that may impact our business. With this information, we develop new models and approaches to achieve the best outcomes.